Accounts Receivable, Net - Schedule of Analysis of Allowance for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Receivables [Abstract]
Beginning balance	¥ 128,199	$ 20,117	¥ 33,989	¥ 3,589
Additions charged to bad debt expense/current expected credit loss	53,294	8,363	104,434	37,141
Reversal			(8,751)	(465)
Write off	(3,930)	(617)	(1,473)	(6,276)
Ending balance	¥ 177,563	$ 27,863	¥ 128,199	¥ 33,989